OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Building Materials: 0.3%
166,200	@@	Norbord, Inc.	$1,238,252
			1,238,252
		Chemicals: 7.4%
29,750		Air Products & Chemicals, Inc.	2,946,440
9,050		Ashland, Inc.	445,622
136,700		Dow Chemical Co.	5,733,198
13,000		Eastman Chemical Co.	834,730
26,450		Ecolab, Inc.	1,266,955
132,500		EI DuPont de Nemours & Co.	6,114,875
19,750		Hercules, Inc.	383,348
12,750		International Flavors & Fragrances, Inc.	639,285
78,450		Monsanto Co.	7,795,577
24,400		PPG Industries, Inc.	1,674,816
35,450		Praxair, Inc.	3,026,721
19,300		Rohm & Haas Co.	1,049,341
20,200		Sigma-Aldrich Corp.	1,063,530
			32,974,438
		Coal: 1.6%
83,050		Consol Energy, Inc.	4,923,204
42,500		Peabody Energy Corp.	2,364,700
			7,287,904
		Engineering & Construction: 0.8%
668,750	@, @@	Boart Longyear Group	1,429,520
20,950	@	Layne Christensen Co.	1,193,103
16,150	@	McDermott International, Inc.	844,645
			3,467,268
		Forest Products & Paper: 1.4%
63,500		International Paper Co.	2,143,125
28,450		MeadWestvaco Corp.	935,152
16,450		Temple-Inland, Inc.	756,207
31,950		Weyerhaeuser Co.	2,338,101
			6,172,585
		Holding Companies - Diversified: 0.0%
23,200	@	JK Acquisition Corp.	135,024
			135,024
		Iron/Steel: 2.0%
29,800		Allegheny Technologies, Inc.	2,912,950
197,800	@, @@	Consolidated Thompson Iron Mines Ltd.	1,285,764
54,850		Nucor Corp.	3,247,669
17,600		United States Steel Corp.	1,719,520
			9,165,903
		Metal Fabricate/Hardware: 0.1%
8,350	@@, #	TMK OAO GDR	363,225
			363,225
		Mining: 9.2%
165,950		Alcoa, Inc.	6,035,602
19,578	@@	Aquarius Platinum Ltd.	713,115
43,750	@@	Barrick Gold Corp.	1,772,313
29,000	@@	Cia Vale do Rio Doce ADR	1,002,820
149,300	@, @@	Eldorado Gold Corp.	871,956
249,750	@, @@	European Goldfields Limited	1,488,584
7,300	@@	First Quantum Minerals Ltd.	693,535
119,595	@, @@	First Uranium Corp.	1,219,930
37,150	@, @@	FNX Mining Co., Inc.	1,243,101
80,903		Freeport-McMoRan Copper & Gold, Inc.	8,003,734
55,700	@@	GoldCorp, Inc.	1,805,237
41,850	@, @@	Kinross Gold Corp.	726,098
90,700	@, @@	Mag Silver Corp.	1,395,943
26,000	@, @@	Major Drilling Group International	1,488,054
1,278,050	@, @@	Merafe Resources Ltd.	391,458
90,200		Newmont Mining Corp.	4,482,038
47,700	@@	Randgold Resources Ltd. ADR	1,678,086
282,150	@, @@	Shore Gold, Inc.	1,337,458
52,150	@, @@	Silver Wheaton Corp.	780,686
321,143	@@	Solid Resources Ltd.	321,159
12,600	@	Titanium Metals Corp.	373,842
16,400		Vulcan Materials Co.	1,456,320
10,650	@@	Xstrata PLC	747,900
85,664	@@	Yamana Gold, Inc.	1,101,639
			41,130,608
		Oil & Gas: 60.2%
84,400	@	American Oil & Gas, Inc.	543,536
121,300		Anadarko Petroleum Corp.	6,865,580
96,400		Apache Corp.	9,330,556
26,200	@	ATP Oil & Gas Corp.	1,167,996
60,800	@	BPZ Energy, Inc.	693,120

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: (continued)
46,450		Cabot Oil & Gas Corp.	$1,598,809
114,700	@	Cano Petroleum, Inc.	856,809
102,200		Chesapeake Energy Corp.	3,868,270
353,250		Chevron Corp.	31,004,753
3,700	@@	CNOOC Ltd. ADR	682,909
18,950	@	CNX Gas Corp.	583,660
60,994	@	Concho Resources, Inc.	1,150,347
273,900		ConocoPhillips	21,922,943
48,150	@	Continental Resources, Inc.	1,146,933
15,100	@	Denbury Resources, Inc.	805,132
129,450		Devon Energy Corp.	10,719,755
56,000	@@	Encana Corp.	3,654,000
24,300	@	Encore Acquisition Co.	790,965
102,950	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	532,252
23,700		ENSCO International, Inc.	1,276,245
78,350		EOG Resources, Inc.	6,485,813
81,750	@	EXCO Resources, Inc.	1,142,865
624,700	S	ExxonMobil Corp.	55,698,252
106,700		Hess Corp.	7,599,174
27,800	@, @@	InterOil Corp.	626,890
90,124	@	Kodiak Oil & Gas Corp.	214,495
15,950	@@	Lukoil-Spon ADR	1,366,308
192,450		Marathon Oil Corp.	10,757,955
51,000		Murphy Oil Corp.	3,647,520
74,300	@, @@	Nabors Industries Ltd.	1,998,670
11,150	@@	Niko Resources Ltd.	1,027,747
72,200		Noble Corp.	3,763,786
46,050		Noble Energy, Inc.	3,317,442
37,350	@@	OAO Gazprom ADR	1,970,238
232,650		Occidental Petroleum Corp.	16,231,991
49,050	@, @@	Oilsands Quest, Inc.	220,725
41,250	@	Parallel Petroleum Corp.	789,938
39,850	@	PetroHawk Energy Corp.	649,555
46,800	@@	Petroleo Brasileiro SA ADR	4,506,840
77,950	@	Petroquest Energy, Inc.	1,035,956
34,000	@	Plains Exploration & Production Co.	1,713,940
39,350	@	Quicksilver Resources, Inc.	1,991,110
23,700		Range Resources Corp.	964,116
41,550	@	Rex Energy Corp.	410,930
48,600		Rowan Cos., Inc.	1,720,440
28,300	@	Southwestern Energy Co.	1,408,491
38,950	@@	Suncor Energy, Inc.	3,729,852
33,500		Sunoco, Inc.	2,247,850
21,900		Tesoro Petroleum Corp.	1,077,042
7,950	@@	Total SA ADR	643,314
88,461	@	Transocean, Inc.	12,144,811
39,100	@, @@	Triangle Petroleum Corp.	58,259
20,650	@	Ultra Petroleum Corp.	1,340,185
126,100		Valero Energy Corp.	8,205,327
14,900	@	Vanguard Natural Resources LLC	241,380
17,250	@	Whiting Petroleum Corp.	909,420
148,450		XTO Energy, Inc.	9,177,179
			270,230,376
		Oil & Gas Services: 12.5%
34,200	@	Allis-Chalmers Energy, Inc.	518,130
65,100		Baker Hughes, Inc.	5,225,577
78,900		BJ Services Co.	1,939,362
9,950	@	Cameron International Corp.	927,639
10,550	@	Exterran Holdings, Inc.	844,422
52,450	@	Geokinetics, Inc.	1,142,361
171,550		Halliburton Co.	6,280,446
15,350	@	Helix Energy Solutions Group, Inc.	623,057
37,508	@	Hercules Offshore, Inc.	938,075
118,800	@	National Oilwell Varco, Inc.	8,096,220
7,100	@	Oceaneering International, Inc.	453,051
113,600	@	Particle Drilling Technologies, Inc.	346,480
218,600		Schlumberger Ltd.	20,428,170
32,050		Smith International, Inc.	2,010,176
5,000	@	Superior Energy Services	174,500
99,250	@	Weatherford International Ltd.	6,215,035
			56,162,701
		Packaging & Containers: 0.5%
15,850		Ball Corp.	733,063
17,150		Bemis Co.	465,280
21,000	@	Pactiv Corp.	533,400
25,750		Sealed Air Corp.	601,778
			2,333,521
		Pipelines: 2.6%
184,300		El Paso Corp.	2,963,544
15,000	@	Quicksilver Gas Services LP	358,350
22,900	@	Semgroup Energy Partners LP	612,575
101,079		Spectra Energy Corp.	2,490,587
16,200		Targa Resources Partners LP	461,700

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2007 (Unaudited) (continued)

Shares				Value
		Pipelines: (continued)
137,600		Williams Cos., Inc.		$4,776,096
				11,662,852
		Transportation: 0.2%
12,100	@	OSG America LP		226,149
50,650	@@	Stealthgas, Inc.		826,102
				1,052,251
		Total Common Stock
		(Cost $367,447,285)		443,376,908

PREFERRED STOCK: 0.1%

		Oil & Gas: 0.1%
6,750		McMoran Exploration Co.		648,000
		Total Preferred Stock
		(Cost $678,793)		648,000

# of Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 2.9%

70,900		Put Option OTC - JPMorgan Chase
		Basic Industries Select Sector Index
		Strike 409.01, exp 12/21/07		$312,669
70,900		Put Option OTC - JPMorgan Chase
		Basic Industries Select Sector Index
		Strike 409.01, exp 01/18/08		547,348
70,900		Put Option OTC - JPMorgan Chase
		Basic Industries Select Sector Index
		Strike 409.01, exp 02/15/08		778,482
160,500		Put Option OTC - JPMorgan Chase
		Energy Select Sector Index
		Strike 723.01, exp 12/21/07		2,486,145
160,500		Put Option OTC - JPMorgan Chase
		Energy Select Sector Index
		Strike 723.01, exp 01/18/08		3,815,085
160,500		Put Option OTC - JPMorgan Chase
		Energy Select Sector Index
		Strike 723.01, exp 02/15/08		4,885,620

		Total Purchased Options
		(Cost $16,302,692)		12,825,349
		Total Long-Term Investments
		(Cost $384,428,770)		456,850,257

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreement: 1.4%
$6,024,000	S	Goldman Sachs Repurchase Agreement dated 11/30/07, 4.510%, due 12/03/07, $6,026,264 to be received upon repurchase (Collateralized by $4,350,000 U.S. Treasury, 7.625%, Market Value plus accrued interest $6,145,334, due 02/15/25)		$6,024,000
		Total Short-Term Investments
		(Cost $6,024,000)		6,024,000
		Total Investments in Securities (Cost $390,452,770)*	103.2%	$462,874,257
		Other Assets and Liabilities - Net	(3.2)	(14,180,599)
		Net Assets	100.0%	$448,693,658

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	*	Cost for federal income tax purposes is $391,081,547.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$79,808,409
		Gross Unrealized Depreciation		(8,015,699)
		Net Unrealized Appreciation		$71,792,710

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2007 (Unaudited) (continued)

At November 30, 2007 the following forward currency contracts were outstanding for the ING Risk Managed Natural Resources Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Australia Dollars
AUD	1,575,000	Sell	01/22/08	$1,392,818	$1,387,404	$5,414
Canada Dollars
CAD	13,000,000	Sell	01/22/08	13,246,693	13,005,892	240,801
British Pound Sterling
GBP	640,000	Sell	01/22/08	1,309,645	1,313,450	(3,805)
						$242,410

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2007 (Unaudited) (continued)

ING Risk Managed Natural Resources Fund Written Options Outstanding on November 30, 2007:

		Exercise	Expiration	# of
Description/Name of Issuer	Counterparty	Price	Date	Contracts	Premium	Value

Call Option OTC - Basic Industries Select Sector Index	JPMorgan Chase	414.76	12/21/07	127,800	$1,955,928	$(2,559,834)
Call Option OTC - Energy Select Sector Index	JPMorgan Chase	725.88	12/21/07	292,100	8,035,934	(8,321,929)
					$9,991,862	$(10,881,763)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008